Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, no par value
Common stock, shares, issued	57,713,836	53,815,631
Common stock, shares, outstanding	57,713,836	53,815,631